Global X Management Company LLC

April 3, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Services

RE:     Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus contained in Post-Effective Amendment No. 222 to the Registrant’s Registration Statement on Form N-1A (the "Amendment"), filed on March 30, 2015, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on March 30, 2015, accession number 0001628280-15-002035.

If you have any comments or questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Daphne Tippens Chisolm
Senior Vice President and General Counsel

623 5th Ave, 15th Floor | New York, NY 10022 | Direct: +1-888-GX-FUND-1 (+1-888-493-8631) www.globalxfunds.com